CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
CONSOLIDATED STATEMENTS OF OPERATIONS
Capitalized interest	$ 290	$ 272	$ 334	$ 417	$ 551	$ 0